Schedule I - Condensed Financial Information of Parent Company Statement of Comprehensive Loss (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net income	$ (2,274)	(13,766)	68,552	3,510	$ (2,293)	(13,882)	68,549	3,525
Foreign currency translation loss	(1,784)	(10,799)	(2,370)	(15,004)	(1,784)	(10,799)	(2,370)	(15,004)
Unrealized (loss) gain on available-for-sale securities	2,039	12,345	(14,637)	(9,053)	2,039	12,345	(14,637)	(9,053)
Comprehensive (loss) income	$ (2,038)	(12,336)	51,542	(20,532)	$ (2,038)	(12,336)	51,542	(20,532)